Janus Henderson Global Equity Income Fund Expense Example - Class D Shares [Member] - Janus Henderson Global Equity Income Fund - Class D	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049